UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                                                OCTOBER 31, 2005


[PHOTO OMITTED]

                               THE TS&W PORTFOLIOS
                                  ANNUAL REPORT

                         THE ADVISORS' INNER CIRCLE FUND

o  TS&W EQUITY PORTFOLIO
o  TS&W FIXED INCOME PORTFOLIO
o  TS&W INTERNATIONAL EQUITY PORTFOLIO

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS
                                                             OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholder Letter...................................................       1

Statements of Net Assets
     Equity Portfolio................................................       9
     Fixed Income Portfolio..........................................      14
     International Equity Portfolio..................................      22

Statements of Operations.............................................      27

Statements of Changes in Net Assets
     Equity Portfolio................................................      28
     Fixed Income Portfolio..........................................      29
     International Equity Portfolio..................................      30

Financial Highlights
     Equity Portfolio................................................      31
     Fixed Income Portfolio..........................................      32
     International Equity Portfolio..................................      33

Notes to Financial Statements........................................      34

Report of Independent Registered Public Accounting Firm..............      44

Trustees and Officers of The Advisors' Inner Circle Fund.............      46

Disclosure of Portfolio Expenses.....................................      54

Notice to Shareholders...............................................      56

Shareholder Voting Results...........................................      57
--------------------------------------------------------------------------------


The  Portfolios  file their  complete  schedules of portfolio  holdings with the
Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolios' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


A description of the policies and procedures that The Advisers' Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


October 31, 2005

Dear Shareholders:

We are pleased to provide you with our annual report for the period ended October 31, 2005 on the Advisors' Inner Circle Portfolios managed by Thompson, Siegel & Walmsley, Inc. (TS&W).

On October 31, 2005 the Equity Portfolio's total net assets were $46,347,034, the Fixed Income Portfolio's total net assets were $30,120,130 and the International Equity Portfolio total net assets were $59,507,011.

Participants in these Portfolios include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate utilize a combination of these Portfolios to achieve their specific investment objectives.

The Portfolios are managed by the TS&W team of investment professionals utilizing the value investment philosophy which has been in place at our firm for over three decades. We pursue a conservative approach that emphasizes relative value in the selection of securities. We stress quality securities and a diversified approach in structuring portfolios.

Our decision making process focuses on independent, fundamental analysis of economic sectors, industries, and companies; and an analysis of absolute and relative values in the market. Our long-term goal is to provide returns that exceed our benchmark indexes over a complete economic or market cycle.

TS&W EQUITY PORTFOLIO

The TS&W Equity Portfolio gained 12.49% after all fees and expenses in the fiscal year ended October 31, 2005, while the broad market for large cap stocks, as measured by the S&P 500 Index rose 8.72%. Over the past six months the Equity Portfolio gained 8.06%, while the Index was up 5.27%.

The TS&W Equity Portfolio produced solid results over the past year due, in large part, to market sectors that have traditionally been familiar ground for value investors. Energy stocks, both global integrated oil producers like BP and Chevron, and smaller exploration and production outfits like Anadarko Petroleum and services firms such as Patterson UTI Energy, were standout performers in 2005, much as they were the prior year. Basic materials companies such as copper producer Phelps Dodge and steel producer Nucor also contributed to returns as global commodity prices rose due to strong demand in developing countries. Financial services firms also helped our returns, as investment bankers like Merrill Lynch and Goldman Sachs and insurers Progressive and St. Paul Travelers, managed strong profit growth in spite of the Federal Reserve's steady upward pressure on short term interest rates.

Value, however, does not reside exclusively with commodity producers and financial stocks. In recent months, TS&W has added new positions in the technology and health care sectors. In all cases, we are adding to stocks that offer a combination of attractive

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


valuation along with company-specific factors, such as new products, that we believe improve each company's earnings power and the potential for stock price appreciation. In the case of both the technology and the healthcare stocks, we believe that earnings growth will be robust over the next few years, even as other sectors experience somewhat slower expansion in profits. Although technology stocks continue to be associated in investors' minds with the excessive valuations of the late 1990s, TS&W believes this sector now offers attractive value, very strong balance sheets, and management teams committed to using free cash flow to enhance shareholder value, a welcome contrast to the growth-at-all-costs mentality of the late 1990s. Lastly, during the reporting period, the Fund received a special dividend of $3 per share from Microsoft Corp. This special dividend represented a significant portion of the current period's income.

Rising short-term interest rates and sharply higher energy costs have provided a severe test of the resiliency and the U.S. economy and stock market in recent months. Thompson, Siegel & Walmsley, Inc. believes these factors will temper the overall pace of U.S. economic expansion and corporate profit growth in the year ahead-presenting a challenge to the stock market. However, we expect corporate spending and employment trends to remain healthy, and inflation to be restrained, creating a generally positive environment for stocks. We have continued to expand the human resources that we dedicate to fundamental research, and our investment team continues to identify investment opportunities that meet our strict valuation and fundamental requirements. We look forward to the challenge of managing the tradeoff between risk and opportunity in the year ahead.

TS&W FIXED INCOME PORTFOLIO

The TS&W Fixed Income Portfolio has returned 0.55% in the fiscal year ended October 31, 2005. The Portfolio returned 0.17% over the last six months. Our benchmark, the Lehman Brothers Aggregate Index, is up 1.14% and 0.15% over the same periods.

The Federal Reserve continued to raise short-term interest rates in the latest quarter from 3.25% to 4.00%. Finally, this upward pressure in the short end of the yield curve caused longer term yields to rise as well. The 10-year Treasury yield rose to 4.55% from 4.31% during the quarter ending October 31, 2005. Long term securities underperformed their short term counterparts as the yield curve steepened modestly. Strong economic numbers and higher inflation expectations weighed on the bond market driving yields higher. Sentiment remains overwhelmingly bearish on bonds and may prove the toughest technical obstacle to overcome in order for yields to move sharply higher. In addition, while headline inflation has been trending higher, core inflation (excluding food & energy) remains subdued which would also suggest interest rates may not move much higher. Nevertheless, investors and the Fed alike will be focused on employment growth and inflation in the months ahead to determine the stability of this economic recovery and the direction of interest rates.

The TS&W Fixed Income Portfolio currently is structured with an average duration slightly shorter than the Lehman Aggregate benchmark. We expect income to be the driver of returns going forward and, as a result, we continue to overweight both corporate bonds and mortgage-backed securities.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


TS&W INTERNATIONAL EQUITY PORTFOLIO

The TS&W International Equity Portfolio returned 15.82% after fees and expenses in the fiscal year ended October 31, 2005. Our benchmark index, the Morgan Stanley Capital International EAFE Index (EAFE) gained 18.09% over the same period. For the six months ended October 31, 2005, the Portfolio gained 8.33% net of fees and expenses, while the benchmark index was up 8.63%. Returns to U.S. investors were lower than local market returns due to an increase in the foreign exchange value of the U.S. dollar relative to most major currencies since the beginning of 2005.

Over the past year the TS&W International Equity Portfolio has benefited from a recovery in the Japanese stock market as evidence accumulates that Japan's economy is emerging from a long period of stagnation and falling prices. The Japanese government appears to be committed to economic reforms, including the privatization of the postal system, aimed at improving Japan's capital markets. Japan's export-driven companies are taking advantage of booming growth in China and other Asian markets, while a weaker yen boosts Japanese exports to the U.S. The rapid economic expansion in emerging markets such as China and India is credited with pushing up prices for commodities including metals and energy. The International Portfolio's exposure to these sectors also aided our performance over the past year.

International stocks should continue to provide an attractive source of return and diversification in the year ahead. Developed markets in Europe and Asia offer a combination of healthy economic growth prospects and reasonable stock valuation. Our disciplined investment process, which employs a four-factor screening tool to limit the large universe of non-U.S. stocks to those with a combination of attractive valuation and indications of positive change, enables us to concentrate our fundamental research on companies with the best return potential. We maintain a broadly diversified portfolio with representation across the spectrum of economic sectors and geographic markets. Thompson, Siegel & Walmsley is optimistic about our ability to provide good results in the year ahead.



Respectfully submitted,



/s/Horace P. Whitworth
Horace P. Whitworth, CFA, CPA
Senior Vice President

This   represents  the  managers'   assessment  of  the  Portfolios  and  market
environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                TS&W EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2005
                         (AS A PERCENTAGE OF NET ASSETS)

1. Nestle ADR (3.21%)                     6. L.M. Ericsson Telephone ADR (2.82%)
2. General Electric (3.19%)               7. Praxair (2.67%)
3. Abbott Laboratories (2.87%)            8. Target (2.58%)
4. Microsoft (2.87%)                      9. Johnson & Johnson (2.53%)
5. Hewlett-Packard (2.85%)               10. Merrill Lynch (2.38%)


         TS&W INTERNATIONAL EQUITY TOP TEN HOLDINGS AT OCTOBER 31, 2005
                         (AS A PERCENTAGE OF NET ASSETS)

1. iShares MSCI Japan Index Fund (4.70%)  6. Nestle Oil (2.10%)
2. Mitsubishi UFJ Financial Group (2.41%) 7. East Japan Railway (2.09%)
3. AXA (2.18%)                            8. Li & Fung (2.06%)
4. Adidas-Salomon (2.11%)                 9. L.M. Ericsson Telephone ADR (2.05%)
5. Total (2.11%)                         10. Fortum (2.04%)

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

                      DEFINITION OF THE COMPARATIVE INDICES
--------------------------------------------------------------------------------

LEHMAN BROTHERS AGGREGATE BOND INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. It includes fixed-rate issues of investment grade (BBB) or higher, with maturities of at least one year and outstanding par value of at least $150 million.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFEINDEX is an unmanaged index comprised of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

S&P 500 COMPOSITE INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                        ---------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2005
                        ---------------------------------
                        1 Year       5 Years     10 Years
                        ---------------------------------
                        12.49%        2.79%       8.42%
                        ---------------------------------


[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAHIC AS FOLLOWS:
          TS&W EQUITY PORTFOLIO            S&P 500 COMPOSITE INDEX
10/31/05  $10,000                          $10,000
1996       12,145                           12,410
1997       15,340                           16,395
1998       16,756                           20,000
1999       19,209                           25,134
2000       19,561                           26,665
2001       17,842                           20,025
2002       14,330                           16,999
2003       17,410                           20,535
2004       19,952                           22,470
2005       22,444                           24,429

                          Periods Ended on October 31st

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
   THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                        ---------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2005
                        ---------------------------------
                        1 Year       5 Years     10 Years
                        ---------------------------------
                         0.55%        5.34%       5.35%
                        ---------------------------------


[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAHIC AS FOLLOWS:
                 TS&W FIXED                        LEHMAN BROTHERS
                 INCOME PORTFOLIO                  AGGREGATE BOND INDEX
10/31/05         $10,000                           $10,000
1996              10,440                            10,583
1997              11,317                            11,527
1998              12,427                            12,601
1999              12,215                            12,668
2000              12,981                            13,593
2001              14,695                            15,572
2002              15,380                            16,489
2003              15,986                            17,299
2004              16,749                            18,257
2005              16,841                            18,465

                          Periods Ended on October 31st


  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

                        ---------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2005
                        ---------------------------------
                        1 Year       5 Years     10 Years
                        ---------------------------------
                        15.82%       -0.16%       5.53%
                        ---------------------------------


[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAHIC AS FOLLOWS:
                 TS&W INTERNATIONAL          MORGAN STANLEY CAPITAL
                 EQUITY PORTFOLIO            INTERNATIONAL EAFE INDEX
10/31/05         $10,000                     $10,000
1996              10,871                      11,048
1997              11,734                      11,560
1998              12,047                      12,674
1999              16,116                      15,593
2000              17,270                      15,140
2001              12,122                      11,366
2002              10,573                       9,865
2003              13,298                      12,531
2004              14,789                      14,892
2005              17,128                      17,586

                          Periods Ended on October 31st


  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
 ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                        DIRECTLY IN AN UNMANAGED INDEX.

  THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
       ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

               SEE DEFINITION OF COMPARATIVE INDICIES ON PAGE 5.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 98.4%
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                            ---------   ----------
CONSUMER DISCRETIONARY -- 9.3%
   D.R. Horton ...........................................    13,100   $   402,039
   Darden Restaurants ....................................    23,200       752,144
   Home Depot ............................................    24,600     1,009,584
   Target ................................................    21,500     1,197,335
   Time Warner ...........................................    54,000       962,820
                                                                       -----------
                                                                         4,323,922
                                                                       -----------
CONSUMER STAPLES -- 6.2%
   CVS ...................................................    38,700       944,667
   Kimberly-Clark ........................................     8,200       466,088
   Nestle ADR ............................................    20,000     1,487,104
                                                                       -----------
                                                                         2,897,859
                                                                       -----------
ENERGY -- 13.8%
   Anadarko Petroleum ....................................     8,200       743,822
   BJ Services ...........................................    27,600       959,100
   BP ADR ................................................    16,500     1,095,600
   Chevron ...............................................    15,768       899,880
   ConocoPhillips ........................................    11,600       758,408
   EOG Resources .........................................    11,900       806,582
   Patterson-UTI Energy ..................................    21,000       716,730
   Valero Energy .........................................     4,100       431,484
                                                                       -----------
                                                                         6,411,606
                                                                       -----------
FINANCIALS -- 19.8%
   Bank of America .......................................    23,850     1,043,199
   Citigroup .............................................    21,266       973,557
   Goldman Sachs Group ...................................     8,650     1,093,100
   Merrill Lynch .........................................    17,025     1,102,199
   MGIC Investment .......................................    10,400       616,096
   Plum Creek Timber .....................................    18,600       723,540
   PNC Financial Services Group ..........................     9,100       552,461
   Progressive ...........................................     7,000       810,670
   Prudential Financial ..................................    10,650       775,214
   St. Paul Travelers ....................................    16,812       757,044
   Wells Fargo ...........................................    12,000       722,400
                                                                       -----------
                                                                         9,169,480
                                                                       -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                            ---------   ----------
HEALTH CARE -- 12.2%
   Abbott Laboratories ...................................    30,950   $ 1,332,397
   Baxter International ..................................    20,300       776,069
   CIGNA .................................................     4,675       541,692
   Coventry Health Care* .................................    13,500       728,865
   Johnson & Johnson .....................................    18,750     1,174,125
   Laboratory Corp of America Holdings* ..................    22,450     1,083,213
                                                                       -----------
                                                                         5,636,361
                                                                       -----------
INDUSTRIALS -- 11.9%
   Burlington Northern Santa Fe ..........................    14,500       899,870
   Deere .................................................    13,650       828,282
   General Electric ......................................    43,650     1,480,172
   L-3 Communications Holdings ...........................     7,550       587,541
   Norfolk Southern ......................................    23,100       928,620
   Republic Services .....................................    22,000       777,700
                                                                       -----------
                                                                         5,502,185
                                                                       -----------
INFORMATION TECHNOLOGY -- 13.6%
   Advanced Micro Devices* ...............................    30,500       708,210
   BMC Software* .........................................    32,600       638,634
   Hewlett-Packard .......................................    47,030     1,318,721
   L.M. Ericsson Telephone ADR ...........................    39,800     1,305,838
   McAfee* ...............................................    33,300       999,999
   Microsoft .............................................    51,800     1,331,260
                                                                       -----------
                                                                         6,302,662
                                                                       -----------
MATERIALS -- 6.1%
   Nucor .................................................    12,600       754,110
   Phelps Dodge ..........................................     6,950       837,266
   Praxair ...............................................    25,050     1,237,721
                                                                       -----------
                                                                         2,829,097
                                                                       -----------
TELECOMMUNICATION SERVICES -- 1.5%
   SBC Communications ....................................    29,400       701,190
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                              SHARES       VALUE
                                                            ---------   ----------
UTILITIES -- 4.0%
   Dominion Resources ....................................    12,100   $   920,568
   FirstEnergy ...........................................    10,000       475,000
   Sempra Energy .........................................    10,000       443,000
                                                                       -----------
                                                                         1,838,568
                                                                       -----------
   TOTAL COMMON STOCK
      (Cost $37,976,816) .................................              45,612,930
                                                                       -----------

----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
----------------------------------------------------------------------------------
                                                              FACE
                                                             AMOUNT
                                                            ---------
   Morgan Stanley
      3.500%, dated 10/31/05, to be repurchased
      on 11/01/05, repurchase price $374,116
      (collateralized by a U.S. Treasury obligation,
      par value $375,478, 5.625%, 02/15/06,
      with a total market value of $381,568)
      (Cost $374,080) ....................................  $374,080       374,080
                                                                       -----------
   TOTAL INVESTMENTS -- 99.2%
      (Cost $38,350,896) .................................              45,987,010
                                                                       -----------

----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8 %
----------------------------------------------------------------------------------
   Payable for Investment Securities Purchased............                (509,368)
   Investment Advisory Fees Payable.......................                 (29,014)
   Administration Fees Payable............................                 (10,009)
   Trustees' Fees Payable.................................                  (4,744)
   Other Assets and Liabilities, Net......................                 913,159
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 360,024
                                                                       -----------
   NET ASSETS -- 100.0% ..................................             $46,347,034
                                                                       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------

                                                                          VALUE
                                                                       ----------
   Paid in Capital........................................             $36,858,966
   Accumulated net realized gain on investments...........               1,851,954
   Net unrealized appreciation on investments.............               7,636,114
                                                                       -----------
   NET ASSETS ............................................             $46,347,034
                                                                       ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value)............               3,520,533
                                                                       ===========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share-- Institutional Class...............                  $13.16
                                                                            ======

  *  NON-INCOME PRODUCING SECURITY
ADR  AMERICAN DEPOSITARY RECEIPT


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------

At October 31, 2005 sector diversification of the Portfolio was as follows (Unaudited):

                                                         % OF
SECTOR DIVERSIFICATION                                NET ASSETS        VALUE
----------------------                                ----------     ----------
COMMON STOCK
Financials.........................................       19.8%     $ 9,169,480
Energy.............................................       13.8%       6,411,606
Information Technology.............................       13.6%       6,302,662
Health Care........................................       12.2%       5,636,361
Industrials........................................       11.9%       5,502,185
Consumer Discretionary.............................        9.3%       4,323,922
Consumer Staples...................................        6.2%       2,897,859
Materials..........................................        6.1%       2,829,097
Utilities..........................................        4.0%       1,838,568
Telecommunication Services.........................        1.5%         701,190
                                                         -----      -----------
TOTAL COMMON STOCK ................................       98.4%      45,612,930
REPURCHASE AGREEMENT ..............................        0.8%         374,080
                                                         -----      -----------
TOTAL INVESTMENTS .................................       99.2%      45,987,010
TOTAL OTHER ASSETS AND LIABILITIES ................        0.8%         360,024
                                                         -----      -----------
NET ASSETS ........................................      100.0%     $46,347,034
                                                         =====      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
CORPORATE OBLIGATIONS -- 44.1%
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------   ----------
CONSUMER DISCRETIONARY -- 3.8%
   Foot Locker
      8.500%, 01/15/22 ................................... $ 200,000   $   216,250
   Phillips Van-Heusen
      7.250%, 02/15/11 ...................................   250,000       252,500
   Ryland
      5.375%, 01/15/15 ...................................   500,000       466,076
   Scientific Games
      6.250%, 12/15/12 ...................................   200,000       198,250
                                                                       -----------
                                                                         1,133,076
                                                                       -----------
CONSUMER STAPLES -- 0.5%
   Proctor & Gamble
      5.800%, 08/15/34 ...................................   155,000       159,166
                                                                       -----------
ENERGY -- 4.7%
   Anadarko Finance, Ser B
      7.500%, 05/01/31 ...................................   400,000       480,827
   Conoco
      6.950%, 04/15/29 ...................................   335,000       396,975
   Giant Industries
      8.000%, 05/15/14 ...................................   200,000       207,000
   Massey Energy
      6.625%, 11/15/10 ...................................   150,000       152,250
   Stone Energy
      6.750%, 12/15/14 ...................................   200,000       190,000
                                                                       -----------
                                                                         1,427,052
                                                                       -----------
FINANCIALS -- 24.0%
   American General Finance
      3.875%, 10/01/09 ...................................   180,000       171,969
   CIT Group
      4.250%, 02/01/10 ...................................   320,000       309,708
   Citigroup
      3.952%, 05/18/10 ...................................   585,000       585,587
   General Motors Acceptance
      6.875%, 09/15/11 ...................................   250,000       242,405
   Goldman Sachs Group
      4.300%, 06/28/10 ...................................   525,000       526,124

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------   ----------
   Hartford Life Global Fund
      4.040%, 09/15/09 ................................... $ 600,000   $   600,900
   Host Marriott
      6.375%, 03/15/15 ...................................   150,000       145,500
   International Lease Finance
      4.500%, 05/01/08 ...................................   260,000       256,330
   JP Morgan Chase
      3.720%, 01/25/08 ...................................   250,000       250,152
   Kimco Realty
      4.904%, 02/18/15 ...................................   220,000       211,168
   Lehman Brothers Holdings
      4.250%, 01/27/10 ...................................   300,000       290,852
   Markel
      7.200%, 08/15/07 ...................................   325,000       335,697
   Markel Capital Trust I, Cl B
      8.710%, 01/01/46 ...................................   145,000       154,487
   Merrill Lynch
      3.953%, 02/05/10 ...................................   640,000       640,525
   Metlife
      5.000%, 11/24/13 ...................................   300,000       293,931
   Morgan Stanley
      4.750%, 04/01/14 ...................................   455,000       429,220
   PNC Funding
      5.750%, 08/01/06 ...................................   450,000       453,248
   SLM, Ser A, MTN
      5.000%, 10/01/13 ...................................   525,000       516,339
   SunTrust Banks
      6.000%, 01/15/28 ...................................   415,000       435,633
   Wells Fargo
      3.778%, 03/10/08 ...................................   390,000       390,038
                                                                       -----------
                                                                         7,239,813
                                                                       -----------
HEALTH CARE -- 2.6%
   Community Health Systems
      6.500%, 12/15/12 ...................................   250,000       247,500
   Triad Hospitals
      7.000%, 05/15/12 ...................................   225,000       228,375
   Unitedhealth Group
      5.000%, 08/15/14 ...................................   310,000       305,434
                                                                       -----------
                                                                           781,309
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------   ----------
INDUSTRIALS -- 1.7%
   General Maritime
      10.000%, 03/15/13 .................................. $ 150,000   $   165,000
   United Technologies
      6.100%, 05/15/12 ...................................   315,000       332,958
                                                                       -----------
                                                                           497,958
                                                                       -----------
INFORMATION TECHNOLOGY -- 0.5%
   Xerox Capital Trust I
      8.000%, 02/01/27 ...................................   150,000       154,500
                                                                       -----------
MATERIALS -- 0.7%
   AK Steel
      7.875%, 02/15/09 ...................................   125,000       119,063
   Boise Cascade
      7.125%, 10/15/14 ...................................   100,000        89,000
                                                                       -----------
                                                                           208,063
                                                                       -----------
TELECOMMUNICATION SERVICES -- 3.5%
   Comcast
      5.300%, 01/15/14 ...................................   375,000       364,556
   Verizon New England
      6.500%, 09/15/11 ...................................   650,000       671,026
                                                                       -----------
                                                                         1,035,582
                                                                       -----------
UTILITIES -- 2.1%
   Dominion Resources, Ser B
      5.950%, 06/15/35 ...................................   385,000       366,738
   Georgia Power, Ser U
      3.977%, 02/17/09 ...................................   270,000       270,594
                                                                       -----------
                                                                           637,332
                                                                       -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $13,493,055) .................................              13,273,851
                                                                       -----------

----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 30.7%
----------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 03/01/32 ...................................   287,284       295,903
      6.500%, 12/01/32 ...................................   402,491       413,206
      6.000%, 12/01/32 ...................................   125,308       126,679

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------   ----------
      6.000%, 07/01/33 ................................... $ 380,226   $   384,385
      6.000%, 11/01/33 ...................................   815,829       824,550
      6.000%, 10/01/35 ...................................   915,000       924,381
      4.000%, 01/01/09 ...................................   417,816       408,548
   Federal National Mortgage Association
      6.000%, 02/01/14 ...................................   292,828       299,577
      6.000%, 09/01/17 ...................................   257,548       263,525
      5.500%, 07/01/18 ...................................   166,458       167,631
      5.500%, 11/01/18 ...................................   508,473       510,879
      5.500%, 04/01/33 ...................................   672,660       664,664
      5.500%, 09/01/33 ................................... 1,165,492     1,151,638
      5.000%, 07/01/18 ...................................   307,124       303,179
      5.000%, 09/01/18 ...................................   590,856       583,266
      5.000%, 12/01/19 ...................................   432,448       426,763
      5.000%, 05/01/35 ...................................   511,855       492,717
      5.000%, 07/01/35 ...................................   492,570       474,153
      4.500%, 05/01/15 ...................................   168,555       164,536
   Government National Mortgage Association
      6.000%, 11/15/31 ...................................   365,236       371,741
                                                                       -----------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
      (Cost $9,421,762) ..................................               9,251,921
                                                                       -----------

----------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.5%
----------------------------------------------------------------------------------
   United States Treasury Bond
      6.250%, 08/15/23 ................................... 1,060,000     1,237,094
   United States Treasury Notes
      4.750%, 11/15/08 ...................................   450,000       453,920
      4.375%, 08/15/12 ...................................   585,000       580,178
      4.250%, 08/15/14 ...................................   280,000       273,394
                                                                       -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $2,606,551) ..................................               2,544,586
                                                                       -----------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 7.8%
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------   ----------
   Commercial Mortgage Pass-Through Certificate,
      Ser 2004-LB4A, Cl A2
      4.049%, 10/15/37 ................................... $ 565,000   $   544,595
   JP Morgan Chase Commercial Mortgage Securities,
      Ser 2005-LDP3, Cl A3
      4.959%, 08/15/42 ...................................   350,000       343,824
   LB-UBS Commercial Mortgage Trust , Ser 2004-C2, Cl A2
      3.246%, 03/15/29 ...................................   325,000       308,240
   LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A2
      3.992%, 10/15/29 ...................................   530,000       509,285
   Morgan Stanley Capital I, Ser 2004-HQ3, Cl A2
      4.050%, 01/13/41 ...................................   400,000       384,553
   Residential Asset Securitization Trust, Ser 2003-A6,
      Cl A1
      4.500%, 07/25/33 ...................................   279,005       271,409
                                                                       -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
      (Cost $2,441,422) ..................................               2,361,906
                                                                       -----------

----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
----------------------------------------------------------------------------------
   Federal Home Loan Bank
      3.720%, 02/22/07 ...................................   510,000       509,593
   Federal Home Loan Mortgage Corporation
      5.500%, 08/24/15 ...................................   340,000       337,871
      4.875%, 11/15/13 ...................................   175,000       174,685
   Federal National Mortgage Association
      4.625%, 06/16/10 ...................................   350,000       343,106
                                                                       -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $1,377,095) ..................................               1,365,255
                                                                       -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 2.4%
----------------------------------------------------------------------------------

                                                              FACE
                                                             AMOUNT        VALUE
                                                           ----------   ----------
   Fiscal Year 2005 Securitization Corporation New York,
      Special Obligations Bond, Ser B
      3.510%, 10/01/12 ................................... $ 380,000   $   375,546
   Virginia State, Short Pump Town Center, Community
      Development Authority Revenue, Special Assessment
      Revenue Bond
      4.850%, 02/01/06 ...................................   350,000       349,608
                                                                       -----------
   TOTAL TAXABLE MUNICIPAL BONDS
      (Cost $728,147) ....................................                 725,154
                                                                       -----------

----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
----------------------------------------------------------------------------------
   Morgan Stanley
     3.500%, dated 10/31/05, to be repurchased
     on 11/01/05, repurchase price $441,208
     (collateralized by a U.S. Treasury
     obligation, par value $442,815, 5.625%,
     02/15/06, with a total market value of
     $449,997) (Cost $441,165) ...........................   441,165       441,165
                                                                       -----------
   TOTAL INVESTMENTS -- 99.5%
     (Cost $30,509,197)...................................              29,963,838
                                                                       -----------

----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
----------------------------------------------------------------------------------
   Payable for Investment Securities Purchased............                (453,555)
   Investment Advisory Fees Payable.......................                 (11,496)
   Administration Fees Payable............................                  (6,610)
   Trustees' Fees Payable.................................                  (3,046)
   Payable for Capital Shares Redeemed....................                  (2,433)
   Income Distribution Payable............................                  (1,993)
   Other Assets and Liabilities, Net......................                 635,425
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                 156,292
                                                                       -----------
   NET ASSETS -- 100.0% ..................................             $30,120,130
                                                                       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------

                                                                          VALUE
                                                                       -----------
   Paid in Capital........................................             $30,676,360
   Distribution in excess of net investment income........                    (328)
   Accumulated net realized loss on investments...........                 (10,543)
   Net unrealized depreciation on investments.............                (545,359)
                                                                       -----------
   NET ASSETS ............................................             $30,120,130
                                                                       ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value)...........               3,023,935
                                                                       ===========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class .............                   $9.96
                                                                             =====

 CL   CLASS
MTN   MEDIUM TERM NOTE
SER   SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
                                                               OCTOBER 31, 2005
--------------------------------------------------------------------------------

At October 31, 2005 the diversification of the Portfolio was as follows (Unaudited):

                                                          % OF
PORTFOLIO DIVERSIFICATION                              NET ASSETS      VALUE
-------------------------                              ----------   -----------
CORPORATE OBLIGATIONS
Financials .........................................      24.0%     $ 7,239,813
Energy .............................................       4.8%       1,427,052
Consumer Discretionary .............................       3.8%       1,133,076
Telecommunication Services .........................       3.4%       1,035,582
Health Care ........................................       2.6%         781,309
Utilities ..........................................       2.1%         637,332
Industrials ........................................       1.7%         497,958
Materials ..........................................       0.7%         208,063
Consumer Staples ...................................       0.5%         159,166
Information Technology .............................       0.5%         154,500
                                                         ------     -----------
TOTAL CORPORATE OBLIGATIONS ........................      44.1%      13,273,851
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS ........      30.7%       9,251,921
U.S. TREASURY OBLIGATIONS ..........................       8.5%       2,544,586
OTHER MORTGAGE-BACKED OBLIGATIONS ..................       7.8%       2,361,906
U.S. GOVERNMENT AGENCY OBLIGATIONS .................       4.5%       1,365,255
TAXABLE MUNICIPAL BONDS ............................       2.4%         725,154
REPURCHASE AGREEMENT ...............................       1.5%         441,165
                                                         ------     -----------
TOTAL INVESTMENTS ..................................      99.5%      29,963,838
TOTAL OTHER ASSETS AND LIABILITIES .................       0.5%         156,292
                                                         ------     -----------
NET ASSETS .........................................     100.0%     $30,120,130
                                                         ======     ===========







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 93.0%
----------------------------------------------------------------------------------

                                                            SHARES        VALUE
                                                           ----------  -----------
AUSTRALIA -- 2.9%
   BlueScope Steel .......................................    90,000   $   569,552
   Brambles Industries ...................................   184,000     1,161,669
                                                                       -----------
                                                                         1,731,221
                                                                       -----------
FINLAND -- 4.2%
   Fortum ................................................    68,700     1,215,354
   Neste Oil* ............................................    40,350     1,249,308
                                                                       -----------
                                                                         2,464,662
                                                                       -----------
FRANCE -- 7.8%
   AXA ...................................................    44,800     1,296,404
   BNP Paribas ...........................................    14,400     1,090,909
   Euler Hermes ..........................................    12,000     1,020,482
   Total .................................................     5,000     1,254,042
                                                                       -----------
                                                                         4,661,837
                                                                       -----------
GERMANY -- 9.0%
   Adidas-Salomon ........................................     7,500     1,257,546
   Continental ...........................................    10,000       764,163
   Deutsche Bank .........................................    12,100     1,132,319
   E.ON ADR ..............................................    35,700     1,078,497
   Linde .................................................    16,100     1,146,226
                                                                       -----------
                                                                         5,378,751
                                                                       -----------
HONG KONG -- 5.5%
   China Mobile Hong Kong ................................   210,000       934,555
   CNOOC ADR .............................................    16,800     1,103,760
   Li & Fung .............................................   574,300     1,226,037
                                                                       -----------
                                                                         3,264,352
                                                                       -----------
ITALY -- 3.4%
   ENI ...................................................    44,600     1,194,462
   Telecom Italia, Savings Shares ........................   343,337       829,452
                                                                       -----------
                                                                         2,023,914
                                                                       -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                            SHARES        VALUE
                                                           ----------  -----------
JAPAN -- 14.3%
   Daikin Industries .....................................    36,000   $   933,981
   East Japan Railway ....................................       210     1,244,792
   Mitsubishi ............................................    30,000       579,872
   Mitsubishi UFJ Financial Group ........................       115     1,432,499
   NTT DoCoMo ............................................       490       841,888
   Sumitomo Heavy Industries .............................    84,000       584,511
   Suzuki Motor ..........................................    54,700       935,123
   Toppan Printing .......................................    91,000       874,782
   Toray Industries ......................................   197,000     1,089,884
                                                                       -----------
                                                                         8,517,332
                                                                       -----------
NETHERLANDS -- 3.5%
   ING Groep .............................................    36,856     1,061,668
   Koninklijke Philips Electronics .......................    39,400     1,028,770
                                                                       -----------
                                                                         2,090,438
                                                                       -----------
SOUTH KOREA -- 2.0%
   Samsung Electronics ...................................     2,244     1,190,817
                                                                       -----------
SPAIN -- 3.5%
   Banco Santander Central Hispano .......................    87,500     1,115,104
   Repsol YPF ADR ........................................    31,400       936,034
                                                                       -----------
                                                                         2,051,138
                                                                       -----------
SWEDEN -- 8.7%
   Assa Abloy, Cl B ......................................    57,021       816,258
   Brostrom, Cl B ........................................    35,000       630,678
   L.M. Ericsson Telephone ADR ...........................    37,100     1,217,251
   Nordea Bank ...........................................   110,000     1,077,396
   Ssab Svenskt Stal, Cl B ...............................    14,000       395,547
   Volvo, Cl B ...........................................    25,300     1,040,446
                                                                       -----------
                                                                         5,177,576
                                                                       -----------
SWITZERLAND -- 7.3%
   Credit Suisse Group ...................................    25,600     1,129,208
   Logitech International ADR* ...........................    25,000       959,000
   Nestle SA .............................................     4,050     1,204,554
   Novartis ..............................................    19,700     1,058,164
                                                                       -----------
                                                                         4,350,926
                                                                       -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------

                                                            SHARES        VALUE
                                                           ----------  -----------
UNITED KINGDOM -- 20.9%
   Anglo American ........................................    39,500    $1,167,749
   Aviva .................................................    84,747     1,000,659
   Barclays ..............................................    86,537       857,879
   BP ADR ................................................    18,100     1,201,840
   Gallaher Group ........................................    59,100       918,059
   HSBC Holdings (HKD) ...................................    65,715     1,028,234
   Imperial Tobacco Group ................................    37,500     1,075,431
   Rio Tinto .............................................    29,274     1,116,256
   Scottish & Southern Energy ............................    61,300     1,063,464
   Smith & Nephew ........................................   104,000       880,030
   Tesco .................................................   186,678       993,882
   Vodafone Group ........................................   425,805     1,117,485
                                                                       -----------
                                                                        12,420,968
                                                                       -----------
   TOTAL FOREIGN COMMON STOCK
      (Cost $41,340,523) .................................              55,323,932
                                                                       -----------

----------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 4.7%
----------------------------------------------------------------------------------
   iShares MSCI Japan Index Fund* ........................   231,200     2,799,832
      (Cost $2,499,977)                                                -----------

----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
----------------------------------------------------------------------------------
                                                             FACE
                                                            AMOUNT
                                                          ----------
   Morgan Stanley
     3.500%, dated 10/31/05, to be repurchased
     on 11/01/05, repurchase price $1,507,078
     (collateralized by a U.S. Treasury
     obligation, par value $1,512,565, 5.625%,
     02/15/06, with a total market value of
     $1,537,099) (Cost $1,506,931) .......................$1,506,931     1,506,931
                                                                       -----------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $45,347,431) .................................              59,630,695
                                                                       -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
----------------------------------------------------------------------------------

                                                                           VALUE
                                                                       -----------
   Cash Overdraft                                                      $  (137,704)
   Investment Advisory Fees Payable                                        (50,658)
   Administration Fees Payable............................                 (13,107)
   Trustees' Fees Payable.................................                  (6,297)
   Other Assets and Liabilities, Net......................                  84,082
                                                                       -----------
   TOTAL OTHER ASSETS AND LIABILITIES ....................                (123,684)
                                                                       -----------
   NET ASSETS -- 100.0% ..................................             $59,507,011
                                                                       ===========

-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------
   Paid in Capital........................................             $48,858,844
   Undistributed net investment income....................                 339,469
   Accumulated net realized loss on investments...........              (3,974,205)
   Net unrealized appreciation on investments.............              14,283,264
   Net unrealized depreciation on forward foreign currency
      contracts, foreign currencies and translation of other
      assets and liabilities denominated in foreign
      currencies .........................................                    (361)
                                                                       -----------
   NET ASSETS ............................................             $59,507,011
                                                                       ===========
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value)............               4,013,900
                                                                       ===========
   NET ASSET VALUE, Offering and Redemption
      Price Per Share -- Institutional Class .............                  $14.83
                                                                            ======

  *   NON-INCOME PRODUCING SECURITY
ADR   AMERICAN DEPOSITARY RECEIPT
 CL   CLASS
HKD   HONG KONG DOLLAR


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

At October 31, 2005 sector diversification of the Portfolio was as follows (Unaudited):

                                                          % OF
SECTOR DIVERSIFICATION                                 NET ASSETS      VALUE
----------------------                                 ----------   -----------
FOREIGN COMMON STOCK
Financials ..........................................     22.2%     $13,242,760
Industrial ..........................................     13.2        7,866,989
Energy ..............................................     11.7        6,939,446
Materials ...........................................      9.2        5,485,214
Consumer Discretionary ..............................      8.8        5,211,639
Consumer Staples ....................................      7.0        4,191,926
Telecommunication Services ..........................      6.3        3,723,381
Information Technology ..............................      5.7        3,367,068
Utilities ...........................................      5.6        3,357,315
Health Care .........................................      3.3        1,938,194
                                                         ------     -----------
TOTAL FOREIGN COMMON STOCK ..........................     93.0       55,323,932
REGISTERED INVESTMENT COMPANY .......................      4.7        2,799,832
REPURCHASE AGREEMENT ................................      2.5        1,506,931
                                                         ------     -----------
TOTAL INVESTMENTS ...................................    100.2       59,630,695
TOTAL OTHER ASSETS AND LIABILITIES ..................     (0.2)        (123,684)
                                                         ------     -----------
NET ASSETS ..........................................    100.0%     $59,507,011
                                                         ======     ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W PORTFOLIOS
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------

                                                              FIXED   INTERNATIONAL
                                                 EQUITY      INCOME      EQUITY
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ----------  ----------  ----------
INVESTMENT INCOME
Dividends ..................................   $1,044,736  $       --  $1,528,891
Interest ...................................       14,694   1,357,999      65,037
Less: Foreign Taxes Withheld ...............       (7,233)         --    (179,114)
                                               ----------  ----------  ----------
   TOTAL INCOME ............................    1,052,197   1,357,999   1,414,814
                                               ----------  ----------  ----------
EXPENSES
Investment Advisory Fees ...................      351,947     134,359     593,705
Administration Fees ........................      119,804      76,263     151,467
Trustees' Fees .............................       11,621       7,369      15,089
Transfer Agent Fees ........................       43,429      36,763      48,899
Legal Fees .................................       33,097      20,641      41,542
Filing and Registration Fees ...............       15,679      15,212      16,509
Audit Fees .................................       16,034      15,935      16,190
Printing Fees ..............................       10,377       6,969      14,141
Shareholder Servicing Fees .................       10,337       4,575      10,084
Custodian Fees .............................        4,407       2,702      42,546
Other Expenses .............................        8,745      16,149      18,102
                                               ----------  ----------  ----------
   TOTAL EXPENSES ..........................      625,477     336,937     968,274
Less:
Fees Paid Indirectly-- Note 4 ..............       (1,281)       (752)     (1,803)
                                               ----------  ----------  ----------
   NET EXPENSES ............................      624,196     336,185     966,471
                                               ----------  ----------  ----------
NET INVESTMENT INCOME ......................      428,001   1,021,814     448,343
                                               ----------  ----------  ----------
NET REALIZED GAIN (LOSS) ON:
   Investments .............................    5,099,086      44,549     925,652
   Foreign Currency Transactions ...........           --          --    (108,620)
                                               ----------  ----------  ----------

NET REALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ...........    5,099,086      44,549     817,032
                                               ----------  ----------  ----------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION) ON:
Investments ................................       33,473    (893,521)  7,580,487
Foreign Currency Transactions ..............           --          --      (9,019)
                                               ----------  ----------  ----------

NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) .........................       33,473    (893,521)  7,571,468
                                               ----------  ----------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ....    5,132,559    (848,972)  8,388,500
                                               ----------  ----------  ----------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..............   $5,560,560  $  172,842  $8,836,843
                                               ==========  ==========  ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                          YEAR ENDED   YEAR ENDED
                                                          OCTOBER 31,  OCTOBER 31,
                                                             2005         2004
                                                          -----------  -----------
OPERATIONS:
   Net Investment Income ..............................   $   428,001  $   396,442
   Net Realized Gain on Investments ...................     5,099,086    3,063,237
   Net Change in Unrealized Appreciation
     on Investments ...................................        33,473    2,755,926
                                                          -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..................................     5,560,560    6,215,605
                                                          -----------  -----------
DIVIDENDS AND DISTRIBUTION:
   Net Investment Income ..............................      (485,475)    (382,077)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     2,725,950    5,590,304
   In Lieu of Cash Distributions ......................       465,536      368,503
   Redeemed ...........................................    (9,054,931)  (8,294,294)
                                                          -----------  -----------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .......................    (5,863,445)  (2,335,487)
                                                          -----------  -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............      (788,360)   3,498,041
                                                          -----------  -----------

NET ASSETS:
   Beginning of Year ..................................    47,135,394   43,637,353
                                                          -----------  -----------
   End of Year (including undistributed net investment
     income of $0 and $25,966, respectively) ..........   $46,347,034  $47,135,394
                                                          ===========  ===========

SHARE TRANSACTIONS:
   Issued .............................................       216,485      501,095
   In Lieu of Cash Distributions ......................        36,877       33,137
   Redeemed ...........................................      (719,590)    (744,102)
                                                          -----------  -----------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...............................      (466,228)    (209,870)
                                                          ===========  ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------

                                                           YEAR ENDED   YEAR ENDED
                                                           OCTOBER 31,  OCTOBER 31,
                                                              2005         2004
                                                          ------------ ------------
OPERATIONS:
   Net Investment Income ...............................  $ 1,021,814  $ 1,026,253
   Net Realized Gain on Investments ....................       44,549      471,688
   Net Change in Unrealized Depreciation
     on Investments ....................................     (893,521)     (59,790)
                                                          -----------  -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...................................      172,842    1,438,151
                                                          -----------  -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................   (1,077,687)  (1,040,193)
   Net Realized Gain ...................................     (438,443)  (1,049,600)
                                                          -----------  -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ...................   (1,516,130)  (2,089,793)
                                                          -----------  -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................    3,300,680    4,050,045
   In Lieu of Cash Distributions .......................    1,479,829    2,151,231
   Redeemed ............................................   (3,181,422)  (7,461,523)
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ........................    1,599,087   (1,260,247)
                                                          -----------  -----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ...........      255,799   (1,911,889)
                                                          -----------  -----------
NET ASSETS:
   Beginning of Year ...................................   29,864,331   31,776,220
                                                          -----------  -----------
   End of Year (including undistributed (distributions
     in excess of) net investment income of $(328)
     and $743, respectively) ...........................  $30,120,130  $29,864,331
                                                          ===========  ===========

SHARE TRANSACTIONS:
   Issued ..............................................      324,728      391,049
   In Lieu of Cash Distributions .......................      145,337      207,709
   Redeemed ............................................     (312,753)    (720,620)
                                                          -----------  -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ................................      157,312     (121,862)
                                                          ===========  ===========




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------

                                                           YEAR ENDED  YEAR ENDED
                                                           OCTOBER 31, OCTOBER 31,
                                                              2005        2004
                                                          ------------ -----------
OPERATIONS:
   Net Investment Income ..............................   $   448,343  $   507,958
   Net Realized Gain on Investments and
     Foreign Currency Transactions ....................       817,032    3,730,679
   Net Change in Unrealized Appreciation
     on Investments and Foreign Currency Transactions .     7,571,468    2,803,293
                                                         ------------ ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ........................     8,836,843    7,041,930
                                                         ------------ ------------
DIVIDENDS:
   Net Investment Income ..............................      (380,660)    (453,743)
                                                         ------------ ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .............................................     3,588,324    2,384,577
   In Lieu of Cash Distributions ......................       372,268      446,302
   Redemption Fees -- Note 2 ..........................         4,171        8,461
   Redeemed ...........................................   (11,343,604) (17,261,783)
                                                         ------------ ------------
   NET DECREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ...............................    (7,378,841) (14,422,443)
                                                         ------------ ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     1,077,342   (7,834,256)
                                                         ------------ ------------
NET ASSETS:
   Beginning of Year ..................................    58,429,669   66,263,925
                                                         ------------ ------------
   End of Year (including undistributed net investment
     income of $339,469 and $380,405, respectively) ...  $ 59,507,011 $ 58,429,669
                                                         ============ ============

SHARE TRANSACTIONS:
   Issued .............................................       254,643      189,335
   In Lieu of Cash Distributions ......................        26,126       36,884
   Redeemed ...........................................      (803,407)  (1,374,748)
                                                         ------------ ------------
   NET DECREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ...............................      (522,638)  (1,148,529)
                                                         ============ ============




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO


--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------
                                                              SELECTED PER SHARE DATA & RATIOS
                                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR



                                                        YEARS ENDED OCTOBER 31,
                                           ---------------------------------------------------

                                             2005         2004       2003     2002(1)    2001
                                           -------       -------   -------   -------   -------
Net Asset Value,
   Beginning of Year ...................   $ 11.82       $ 10.40   $  8.63   $ 11.05   $ 13.99
                                           -------       -------   -------   -------   -------
Income from Operations
   Net Investment Income ...............      0.12(2)(3)    0.10(2)   0.08      0.07      0.08
   Net Realized and
     Unrealized Gain (Loss) ............      1.35(2)       1.41(2)   1.77     (2.17)    (1.16)
                                           -------       -------   -------   -------   -------
Total from Operations ..................      1.47          1.51      1.85     (2.10)    (1.08)
                                           -------       -------   -------   -------   -------
Dividends and Distributions:
   Net Investment Income ...............     (0.13)        (0.09)    (0.08)    (0.07)    (0.11)
   Net Realized Gain ...................        --            --        --     (0.25)    (1.75)
                                           -------       -------   -------   -------   -------
     Total Dividends and Distributions .     (0.13)        (0.09)    (0.08)    (0.32)    (1.86)
                                           -------       -------   -------   -------   -------
Net Asset Value, End of Year ...........   $ 13.16       $ 11.82   $ 10.40   $  8.63   $ 11.05
                                           -------       -------   -------   -------   -------
TOTAL RETURN+ ..........................     12.49%        14.60%    21.49%   (19.68)%   (8.79)%
                                           -------       -------   -------   -------   -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) .........................   $46,347       $47,135   $43,637   $43,736   $57,890
Ratio of Expenses to
   Average Net Assets ..................      1.33%(4)      1.22%     1.24%     1.22%     1.19%
Ratio of Net Investment Income
   to Average Net Assets ...............      0.91%(3)      0.85%     0.84%     0.62%     0.63%
Portfolio Turnover Rate ................        54%           31%       50%       33%       42%

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W EQUITY PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) NET INVESTMENT INCOME PER SHARE AND THE NET INVESTMENT INCOME RATIO INCLUDE $0.03 AND 0.28%, RESPECTIVELY, RESULTING FROM A SPECIAL DIVIDEND FROM MICROSOFT CORP. IN NOVEMBER 2004.
(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.33%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                               PORTFOLIO

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
                                                           SELECTED PER SHARE DATA & RATIOS
                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                        YEARS ENDED OCTOBER 31,
                                           ------------------------------------------------

                                             2005       2004       2003    2002(1)   2001
                                           -------     -------    -------  -------  -------
Net Asset Value,
   Beginning of Year ...................   $ 10.42     $ 10.63    $ 10.81  $ 10.81  $ 10.09
                                           -------     -------    -------  -------  -------
Income from Operations
   Net Investment Income ...............      0.35(2)     0.34(2)    0.38     0.47     0.58
   Net Realized and Unrealized
     Gain (Loss) .......................     (0.29)(2)    0.14(2)    0.04     0.01+    0.72
                                           -------     -------    -------  -------  -------
Total from Operations ..................      0.06        0.48       0.42     0.48     1.30
                                           -------     -------    -------  -------  -------
Dividends and Distributions:
   Net Investment Income ...............     (0.37)      (0.34)     (0.38)   (0.48)   (0.58)
   Net Realized Gain ...................     (0.15)      (0.35)     (0.22)      --       --
                                           -------     -------    -------  -------  -------
     Total Dividends and Distributions .     (0.52)      (0.69)     (0.60)   (0.48)   (0.58)
                                           -------     -------    -------  -------  -------
Net Asset Value, End of Year ...........   $  9.96     $ 10.42    $ 10.63  $ 10.81  $ 10.81
                                           -------     -------    -------  -------  -------
TOTAL RETURN++ .........................      0.55%       4.77%      3.94%    4.66%   13.21%
                                           -------     -------    -------  -------  -------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) .........................   $30,120     $29,864    $31,776  $38,212  $46,197
Ratio of Expenses to
   Average Net Assets ..................      1.13%(3)    0.98%      0.98%    1.03%    0.88%
Ratio of Net Investment Income
   to Average Net Assets ...............      3.42%       3.27%      3.36%    4.49%*   5.56%
Portfolio Turnover Rate ................        82%         89%        88%      42%      36%

+ THE AMOUNTS SHOWN FOR THE YEAR ENDED OCTOBER 31, 2002 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DO NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THOSE PERIODS BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
* THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES HAD NO PER SHARE EFFECT. THE PORTFOLIO'S RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 3.45% WITH THE RECLASSIFICATION OF PAYDOWN GAINS AND LOSSES FOR THE YEAR ENDED OCTOBER 31, 2002. RATIOS FOR PRIOR PERIODS HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAMTS&W FIXED INCOME PORTFOLIO, A SERIES OF THE UAMFUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W FIXED INCOME PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W FIXED INCOME PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                              EQUITY PORTFOLIO

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
                                                           SELECTED PER SHARE DATA & RATIOS
                                               FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        YEARS ENDED OCTOBER 31,
                                           ------------------------------------------------

                                             2005        2004       2003   2002(1)   2001
                                           -------     -------    -------  -------  -------
Net Asset Value,
   Beginning of Year ...................   $ 12.88     $ 11.66    $  9.29  $ 10.68  $ 19.80
                                           -------     -------    -------  -------  -------
Income from Operations
   Net Investment Income ...............      0.11(2)     0.09(2)    0.08     0.04     0.05
   Net Realized and Unrealized
     Gain (Loss) .......................      1.92(2)     1.21(2)    2.31    (1.40)   (4.72)
                                           -------     -------    -------  -------  -------
Total from Operations ..................      2.03        1.30       2.39    (1.36)   (4.67)
                                           -------     -------    -------  -------  -------
Redemption Fees ........................        --+         --+        --+      --+    0.01
                                           -------     -------    -------  -------  -------
Dividends and Distributions:
   Net Investment Income ...............     (0.08)      (0.08)     (0.02)   (0.03)   (0.04)
   Net Realized Gain ...................        --          --         --       --    (4.42)
                                           -------     -------    -------  -------  -------
     Total Dividends and Distributions .     (0.08)      (0.08)     (0.02)   (0.03)   (4.46)
                                           -------     -------    -------  -------  -------
Net Asset Value, End of Year ...........   $ 14.83     $ 12.88    $ 11.66  $  9.29  $ 10.68
                                           =======     =======    =======  =======  =======
TOTAL RETURN++ .........................     15.82%      11.21%     25.78%  (12.78)% (29.81)%
                                           =======     =======    =======  =======  =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
   (Thousands) .........................   $59,507     $58,430    $66,264  $63,655  $80,171
Ratio of Expenses to
   Average Net Assets ..................      1.63%(3)    1.51%      1.51%    1.45%    1.43%
Ratio of Net Investment Income
   to Average Net Assets ...............      0.76%       0.74%      0.87%    0.33%    0.35%
Portfolio Turnover Rate ................        22%         20%        12%      22%      26%

+    AMOUNT WAS LESS THAN $0.01 PER SHARE.
++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND TS&W INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM TS&W INTERNATIONAL EQUITY PORTFOLIO.
(2)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.63%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (the "Portfolios"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolios' prospectus provides a description of the Portfolios' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolios.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolios are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolios seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolios' Board of Trustees (the "Board"). The Portfolios' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities in the International Equity Portfolio that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the International Equity Portfolio calculates net asset value, it may request that a Committee Meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     International Equity Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the International Equity Portfolio that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

     The TS&W International Equity Portfolio use FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolios value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Portfolios believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Portfolio's administrator and requests that a meeting of the Committee be held.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION -- The books and records of the TS&W International Equity Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The TS&W International Equity Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the TS&W International Equity Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The TS&W International Equity Portfolio may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the TS&W International Equity Portfolio as unrealized gain or loss. The TS&W International Equity Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At October 31, 2005 there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The TS&W Equity Portfolio distributes substantially all of its net investment income, if any, quarterly. The TS&W Fixed Income Portfolio declares all of its net investment income, if any, daily and distributes it monthly. The TS&W International Equity Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The TS&W International Equity Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 90 days. For the year ended October 31, 2005 and October 31, 2004 there were $4,171 and $8,461, respectively, in redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
   AGREEMENTS:

The Portfolios and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolios' average daily net assets. For the year ended October 31, 2005, the Administrator was paid 0.26% on the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolios for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolios that were serviced by the financial representative. Such fees are paid by the Portfolios to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolios' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

All fees in excess of this calculated amount are paid by Thompson, Siegal & Walmsey, Inc. (the "Adviser").

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement.

The Portfolios earned cash management credits which are used to offset transfer agent expenses. During the period, TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Portfolio earned credits of $1,281, $752, and $1,803, respectively, which were used to offset transfer agent expenses.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (US) Holdings Inc., provides investment advisory services to the Portfolios at a fee calculated at an annual rate of the average daily net assets for the month, as follows.

     TS&W PORTFOLIOS                                              RATE
     ---------------                                              -----
     Equity ..................................................    0.75%
     Fixed Income ............................................    0.45%
     International Equity ....................................    1.00%

For each Portfolio, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios total annual operating expenses from exceeding 1.50%, 1.25%, and 1.75% of the average daily net assets of TS&W Equity Portfolio, TS&W Fixed Income Portfolio, and TS&W International Equity Portfolio, respectively.

Union Bank of California, N.A. acts as Custodian (the "Custodian") for the Portfolios. The Custodian plays no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold by the Portfolios.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005, the purchases and sales and maturities of investment securities other than long-term U.S. Government and short-term securities were:

                                                                      SALES AND
TS&W PORTFOLIOS                                       PURCHASES      MATURITIES
---------------                                     -----------      -----------
Equity ..........................................   $24,969,462      $30,052,079
Fixed Income ....................................    10,183,101       13,164,551
International Equity ............................    12,484,780       20,004,685

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

Purchases and sales and maturities of long-term U.S. Government securities were $11,410,694 and $11,026,182, respectively for the TS&W Fixed Income Portfolio. There were no purchases or sales and maturities of long-term U.S. Government securities for the TS&W Equity Portfolio or the TS&W International Equity Portfolio.

7. FEDERAL TAX INFORMATION:

It is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. The differences are primarily due to a reclass of distributions between ordinary and long-term capital gains, paydowns and foreign currency gains or losses for tax purposes.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2005:

                                   UNDISTRIBUTED   ACCUMULATED
                                  NET INVESTMENT    REALIZED
TS&W PORTFOLIOS                    INCOME/(LOSS)   GAIN/(LOSS)
---------------                   --------------   -----------
Equity ..........................    $  31,508      $(31,508)
Fixed Income ....................       54,802       (54,802)
International Equity ............     (108,619)      108,619

These reclassifications have no effect on net assets or net asset value per share.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                          ORDINARY      LONG-TERM
TS&W PORTFOLIOS                            INCOME     CAPITAL GAIN     TOTAL
---------------                          ----------   ------------   ---------
Equity
   2005 ...............................  $  453,968      $ 31,507    $  485,475
   2004 ...............................     382,077            --       382,077
Fixed Income
   2005 ...............................   1,077,979       438,151     1,516,130
   2004 ...............................   1,164,660       925,133     2,089,793
International Equity
   2005 ...............................     380,660            --       380,660
   2004 ...............................     453,743            --       453,743

As of October 31, 2005, the components of Distributable Earnings were as follows:

                                                    TS&W PORTFOLIOS
                                         ---------------------------------------
                                                                   INTERNATIONAL
                                           EQUITY    FIXED INCOME     EQUITY
                                         ----------  ------------  -------------
Undistributed Ordinary Income .........  $1,873,455    $  87,317   $   339,466
Undistributed Long-Term Capital Gain ..          --           --            --
Capital Loss Carryforwards ............          --      (10,544)   (3,974,202)
Unrealized Appreciation ...............   7,614,613     (545,359)   14,282,903
Other Temporary Differences ...........          --      (87,644)           --
                                         ----------    ---------   -----------
Total Distributable Earnings ..........  $9,488,068    $(556,230)  $10,648,167
                                         ==========    =========   ===========

For Federal income tax purposes, capital carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                                   TOTAL CAPITAL
                                                                       LOSS
                                         EXPIRES      EXPIRES      CARRYFORWARD
TS&W PORTFOLIOS                           2013          2012          10/31/05
---------------                         --------     ----------    -------------
Fixed Income .........................   $10,544     $       --      $   10,544
International Equity .................        --      3,974,202       3,974,202




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THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------


During the year ended October 31, 2005, TS&W Equity Portfolio and TS&W International Equity Portfolio utilized $3,194,121 and $925,651, respectively, of capital loss carryforwards to offset capital gains.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolios at October 31, 2005 were as follows:

                                     AGGREGATE GROSS  AGGREGATE GROSS NET UNREALIZED
                           FEDERAL      UNREALIZED       UNREALIZED     APPRECIATION/
TS&W PORTFOLIOS           TAX COST     APPRECIATION     DEPRECIATION   (DEPRECIATION)
----------------         -----------   ------------     ------------  --------------
Equity ................  $38,372,397   $ 8,295,277       $ (680,664)    $ 7,614,613
Fixed Income ..........   30,509,197        62,071         (607,430)       (545,359)
International Equity ..   45,347,431    15,394,630       (1,111,366)     14,283,264

8. CONCENTRATION OF RISK:
At October 31, 2005, the net assets of the TS&W International Equity Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

When the TS&W International Equity Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the TS&W International Equity Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The TS&W International Equity Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The TS&W International Equity Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

9. OTHER:
At October 31, 2005, the percentage of total shares outstanding held by sharehold- ers for each Portfolio, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                                          NO. OF          %
TS&W PORTFOLIOS                                        SHAREHOLDERS   OWNERSHIP
---------------                                        ------------   ---------
Equity ..............................................        1            23%
Fixed Income ........................................        1            30%
International Equity ................................        1            20%

In the normal course of business, the Portfolios enter into contracts that provide general indemnifications. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio (three of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2005

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

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER        Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
59 yrs. old           of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
                       of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
1701 Market Street                                 Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
Philadelphia, PA 19103                             LLP (law firm) from 1976-2003,                     Distribution Co., SEI
65 yrs. old                                        counsel to the Trust, SEI Investments,             Investments-Global Fund
                                                   the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                    46 & 47
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
78 yrs. old                                        N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
                                                   1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS         Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
76 yrs. old                                        Vice President and Chief Financial                 Circle Fund II.
                                                   Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
74 yrs. old                                        1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
                                                   September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
63 yrs. old                                        Consultants, Inc. since April 1997.                Navigator Securities Lending
                                                   General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    48 & 49

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND    OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD        HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS        MEMBER/OFFICER         MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
------------------------
BETTY L. KRIKORIAN       Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
62 yrs. old                                        Services Consultant since 2003.                    Circle Fund II.
                                                   In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E. CARLBOM       Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
71 yrs. old                                        Business Project Inc. since 1997.                  and Trustee of The Advisors'
                                                   CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON      Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
63 yrs. old                                                                                           Mortgage Corporation. Trustee
                                                                                                      of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA      President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
43 yrs. old                                        Investments, Fund Accounting and
                                                   Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON         Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
45 yrs. old            and Chief                   Accounting since July 2005.
                    Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI        Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
37 yrs. old            Compliance                  Secretary of SEI Investments and
                         Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                    50 & 51
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS                OFFICER            HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES NDIAYE         Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
37 yrs. old           and Secretary                since 2004. Vice President, Deutsche
                                                   Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO     Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
37 yrs. old           and Assistant                Secretary of SEI Investments Global
                        Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T. MASTERSON  Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
41 yrs. old           and Assistant                since 2004. General Counsel, CITCO
                        Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE WELCH          AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
28 yrs. old                                        Compliance Officer of SEI Investments
                                                   since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.




                                     52 & 53

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes-- NOT your Portfolio's actual return-- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                              THE TS&W PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                 BEGINNING      ENDING                 EXPENSES
                                   ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                    VALUE        VALUE       EXPENSE    DURING
                                   5/1/05      10/31/05      RATIOS     PERIOD*
--------------------------------------------------------------------------------
TS&W EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00    $1,080.60      1.37%      $7.18

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00     1,018.30      1.37        6.97

--------------------------------------------------------------------------------
TS&W FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00    $1,001.70      1.19%      $6.00

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00     1,019.21      1.19        6.06

--------------------------------------------------------------------------------
TS&W INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN
Institutional Shares                $1,000.00    $1,088.30      1.66%      $8.72

HYPOTHETICAL 5% RETURN
Institutional Shares                 1,000.00     1,016.84      1.66        8.44
--------------------------------------------------------------------------------


*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

At October 31, 2005, the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio hereby designate $453,967, $1,075,464, and $523,868, respectively, as ordinary income dividends. The TS&W Equity Portfolio designates $453,967 as corporate dividends received deduction. In addition, the TS&W Equity Portfolio and TS&W Fixed Income Portfolio designate $31,507 and $438,151, respectively, as long-term capital gain distributions for the purpose of the dividend paid deduction on its Federal income tax return.

Foreign taxes accrued during the fiscal year ended October 31, 2005, amounted to $130,859 for the TS&W International Portfolio and are expected to be passed through to shareholders as foreign tax credits on Form 1099-Dividend for the year ending December 31, 2005, which shareholders of the Portfolio will receive in late January 2006. In addition, for the year ended October 31, 2005 gross income derived from sources within foreign countries amounted to $1,449,400 for the TS&W International Equity Portfolio. For the year ended October 31, 2005, the percentage of income earned from direct Treasury obligations for TS&W Fixed Income Portfolio was 5.41%.

As created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the amount of dividend income that qualifies as "Qualifying Dividend Income" is $453,967 and $523,868 for the TS&W Equity Portfolio and the TS&W International Equity Portfolio, respectively. It is the intention for each of the Portfolios to designate the maximum amount permitted by law.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your Form 1099-DIV.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                    NUMBER OF        % OF SHARES     % OF SHARES
                                      SHARES         OUTSTANDING       PRESENT
                                 -----------------   -----------     -----------
ROBERT A. NESHER
Affirmative..................    1,968,778,879.060       83.336%       99.953%
Withheld ....................          928,748.332        0.039%        0.047%
Total........................    1,969,707,627.392       83.375%          100%

WILLIAM M. DORAN
Affirmative..................    1,968,769,215.571       83.335%       99.952%
Withheld ....................          938,411.821        0.040%        0.048%
Total........................    1,969,707,627.392       83.375%          100%

JOHN T. COONEY
Affirmative..................    1,968,445,827.062       83.322%       99.936%
Withheld ....................        1,261,800.330        0.053%        0.064%
Total........................    1,969,707,627.392       83.375%          100%

ROBERT A. PATTERSON
Affirmative..................    1,968,404,985.954       83.320%       99.934%
Withheld ....................        1,302,641.438        0.055%        0.066%
Total........................    1,969,707,627.392       83.375%          100%

EUGENE B. PETERS
Affirmative..................    1,968,506,856.025       83.324%       99.939%
Withheld ....................        1,200,771.367        0.051%        0.061%
Total........................    1,969,707,627.392       83.375%          100%

JAMES M. STOREY
Affirmative..................    1,968,556,832.006       83.326%       99.942%
Withheld....................         1,150,795.386        0.049%        0.058%
Total........................    1,969,707,627.392       83.375%          100%

GEORGE J. SULLIVAN
Affirmative..................    1,968,795,230.525       83.337%       99.954%
Withheld ....................          912,396.867        0.038%        0.046%
Total........................    1,969,707,627.392       83.375%          100%

BETTY L. KRIKORIAN
Affirmative..................    1,968,754,119.096       83.335%       99.952%
Withheld ....................          953,508.296        0.040%        0.048%
Total........................    1,969,707,627.392       83.375%          100%

CHARLES E. CARLBOM
Affirmative..................    1,968,689,813.190       83.332%       99.948%
Withheld ....................        1,017,814.202        0.043%        0.052%
Total........................    1,969,707,627.392       83.375%          100%

MITCHELL A. JOHNSON
Affirmative..................    1,968,801,283.525       83.337%       99.954%
Withheld.....................          906,343.867        0.038%        0.046%
Total........................    1,969,707,627.392       83.375%          100%

                                 TS&W PORTFOLIOS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-4TSW-FUN

                                    ADVISER:
                        Thompson, Siegel & Walmsley, Inc.
                              5000 Monument Avenue
                             Richmond, VA 23230-0883

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolios described.

TSW-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.